Warrant Liabilities (Details Textual) (Warrant [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Aug. 19, 2014	Jan. 22, 2014	Jun. 25, 2013
Warrant [Member]
Warrant Liabilities (Textual)
Amount Of Initial Warrant Liability					$ 4,827,788
Warrants Exercised	586,081		336,081	250,000
Warrant Liability to Additional Paid in Capital	1,055,490
Non-cash charge or the change in the fair value	$ 203,703	$ 3,654,770
Share Price	$ 2.00	$ 1.80	$ 2.05	$ 2.29	$ 0.96
Commo stock, shares, issued	143,004